Deferred income (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Deferred income
Deferred income.	€ 1,201	€ 1,571
Deferred income period	5 years
Deferred income classified as non-current	€ 831	€ 1,201